Long-Term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-term Investments [Abstract]
Observable price changes	¥ 0	¥ 0
Percentage of equity interest invested	5.00%